Profit before tax (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017	[1]	Apr. 30, 2016	[1]	Oct. 31, 2018
Disclosure of Profit before tax [Abstract]
Staff costs	$ 480,654	[2]	$ 429,493	[2]	$ 2,095,025
Depreciation of property, plant and equipment [Abstract]
Owned assets	9,704		9,736		71,184
Leased assets	0		0		17,427
Loss on disposal of property, plant and equipment	520		0		4,581
Amortization of intangibles	206,751	[3]	187,337		903,008
Inventories [Abstract]
Cost of inventories recognized as a credit (included in cost of sales)	(71)		(72)		324
Operating lease rentals payable [Abstract]
Plant and machinery	2,880		1,559		8,840
Property	18,356		20,706		85,328
Provision for receivables impairment	2,023		2,531		40,016
Foreign exchange gains	$ (2,901)		$ (2,584)		$ (37,292)

[1]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).